OTHER NON-CURRENT LIABILITIES (Defined contribution plan Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Subclassifications of assets, liabilities and equities [abstract]
Defined contribution expenses	$ 4.4	$ 3.4